RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	179,115,847	220,297,825
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437	$ 206,447,165	$ 182,128,114
Loan portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	112,427,251	126,726,347
Loan portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	322,837	133,380
Loan portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,664,467	27,895,487
Loan portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,294,490	28,461,064
Loan portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	410,669	446,066
Loan portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,580,177	2,192,293
Loan portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,433,355	11,057,131
Loan portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,953,270	10,282,508
Loan portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,731,465	3,814,831
Loan portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,848,572	13,397,303
Loan portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,646,808	7,167,027
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	105,248,652	119,389,106
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	110,742,842	125,246,237
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	99,282,353	116,173,059
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	104,775,099	122,027,804	110,986,938	98,936,699
Commercial lending portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	57,471,266	59,158,224
Commercial lending portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	322,063	130,507
Commercial lending portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	988,888	722,048
Commercial lending portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,026,949	26,764,073
Commercial lending portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	410,669	446,066
Commercial lending portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,412,983	1,970,279
Commercial lending portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,148,297	8,726,191
Commercial lending portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,822,855	10,071,120
Commercial lending portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,731,465	3,814,831
Commercial lending portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,657,840	5,443,246
Commercial lending portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,781,824	4,781,219
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	5,966,299	3,216,047
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,967,743	3,218,433	4,693,678	2,718,961
Interbank and overnight funds [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,179,355	920,517
Interbank and overnight funds [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,788,388	2,297,916
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	56,107,532	72,308,141
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	59,419,444	76,889,145	65,835,457	59,840,451
Loans to consumers [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	53,550,006	66,439,942
Loans to consumers [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	774	2,873
Loans to consumers [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	124,990	100,014
Loans to consumers [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	260,832	1,691,761
Loans to consumers [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	167,194	222,014
Loans to consumers [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,072	361,770
Loans to consumers [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	31,166	32,225
Loans to consumers [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,190,680	7,953,877
Loans to consumers [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	75,730	84,669
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	17,530,914	28,387,909
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,883,355	29,120,316	24,558,771	20,221,683
Mortgage [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,042	8,615
Mortgage [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,549,938	27,072,481
Mortgage [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,494	5,019
Mortgage [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,266,986	1,969,170
Mortgage [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	57,895	64,975
Mortgage [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		56
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	228,749	212,669
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	267,720	317,739	$ 372,321	$ 410,320
Microcredit [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	224,582	199,049
Microcredit [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	651	944
Microcredit [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	215	211
Microcredit [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	41,354	114,188
Microcredit [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	52	124
Microcredit [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 866	$ 3,223